EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - Casino Project [Member]	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Exploration and evaluation asset, ownership percentage	100.00%
Net smelter returns royalty	2.75%
Description of nature of obligation, contingent liabilities	As part of a separate agreement, Western is required to make a payment of $1 million upon making a production decision on the Casino Project.